Lease obligation - Future payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease obligation
Minimum lease payments	$ 39,535	$ 11,628
Less: imputed interest	(750)	(118)
Total present value of minimum lease payments	38,785	11,510	$ 77,599
Less: current portion	(38,785)	(11,510)
2024
Lease obligation
Minimum lease payments		$ 11,628
2025
Lease obligation
Minimum lease payments	$ 39,535